Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Depreciation	€ 308.2	€ 290.8		€ 243.0
Amortization of Intangible Assets	105.5	63.5		51.2
Amortization of underwriting commissions related to bonds and credit facility	3.8	2.6		2.7
Disposal related to non-cash transfers to inventory	45.8	22.8		72.7
Net proceeds from issuance of notes	0.0	2,230.6	[1],[2]	0.0
Non-Cash Transfers From Inventory [Member]
Additions related to non-cash transfers	13.4	€ 21.6		€ 91.0
Funding provided for tooling equity method investment [Member]
Additions related to non-cash transfers	€ 36.5

[1]	Net proceeds from issuance of notes relate to the total cash proceeds of EUR 2,230.6 million (net of incurred transaction costs) from the issuance of our EUR 500 million 0.625 percent senior notes due 2022, our EUR 1,000 million 1.375 percent senior notes due 2026 and our EUR 750 million 1.625 percent senior notes due 2027.
[2]	Net proceeds from issuance of shares include an amount of EUR 536.6 million which is included in the consideration transferred for the acquisition of HMI.